SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Annual Depreciation and Amortization Rates) (Details)	12 Months Ended
Dec. 31, 2019
Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets (in years)	50
Annual depreciation and amortization rates %	2
Construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets (in years)	25
Annual depreciation and amortization rates %	4
Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets (in years)	5
Annual depreciation and amortization rates %	15-20 (Mainly 20%)
Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets (in years)	6
Annual depreciation and amortization rates %	6-15 (Mainly 15%)
Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets (in years)	3
Annual depreciation and amortization rates %	20-33 (Mainly 33%)
Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets (in years)	10
Annual depreciation and amortization rates %	10